First Quarter Report
March 31, 2023 (Unaudited)
Variable Portfolio – Partners Core Equity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Core Equity Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.8%
Issuer	Shares	Value ($)
Communication Services 5.8%
Diversified Telecommunication Services 0.4%
Verizon Communications, Inc.	313,132	12,177,703
Entertainment 0.4%
Activision Blizzard, Inc.	125,400	10,732,986
Interactive Media & Services 4.4%
Alphabet, Inc., Class A(a)	523,298	54,281,702
Alphabet, Inc., Class C(a)	485,149	50,455,496
Meta Platforms, Inc., Class A(a)	63,400	13,436,996
Total		118,174,194
Wireless Telecommunication Services 0.6%
T-Mobile US, Inc.(a)	108,500	15,715,140
Total Communication Services		156,800,023
Consumer Discretionary 10.1%
Auto Components 0.5%
Aptiv PLC(a)	121,033	13,578,692
Automobiles 0.5%
Tesla, Inc.(a)	70,458	14,617,217
Broadline Retail 2.5%
Amazon.com, Inc.(a)	636,374	65,731,070
Hotels, Restaurants & Leisure 2.4%
Booking Holdings, Inc.(a)	5,208	13,813,751
McDonald’s Corp.	178,604	49,939,465
Total		63,753,216
Specialty Retail 3.6%
Home Depot, Inc. (The)	37,404	11,038,668
Lowe’s Companies, Inc.	156,622	31,319,701
O’Reilly Automotive, Inc.(a)	23,610	20,044,418
Ross Stores, Inc.	92,271	9,792,721
TJX Companies, Inc. (The)	156,396	12,255,191
Ulta Beauty, Inc.(a)	22,689	12,380,707
Total		96,831,406
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Class B	134,578	16,504,646
Total Consumer Discretionary		271,016,247
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 7.9%
Beverages 2.7%
Coca-Cola Co. (The)	780,786	48,432,156
Constellation Brands, Inc., Class A	49,865	11,264,005
Keurig Dr. Pepper, Inc.	393,179	13,871,355
Total		73,567,516
Consumer Staples Distribution & Retail 2.0%
Dollar General Corp.	137,096	28,853,224
Target Corp.	88,100	14,592,003
Walmart, Inc.	75,183	11,085,733
Total		54,530,960
Food Products 2.4%
General Mills, Inc.	273,800	23,398,948
Hershey Co. (The)	80,178	20,398,085
Mondelez International, Inc., Class A	286,557	19,978,754
Total		63,775,787
Household Products 0.8%
Procter & Gamble Co. (The)	139,828	20,791,025
Total Consumer Staples		212,665,288
Energy 2.6%
Energy Equipment & Services 1.0%
Baker Hughes Co.	969,422	27,977,519
Oil, Gas & Consumable Fuels 1.6%
ConocoPhillips Co.	189,928	18,842,757
Pioneer Natural Resources Co.	113,475	23,176,134
Total		42,018,891
Total Energy		69,996,410
Financials 13.3%
Banks 4.1%
Bank of America Corp.	621,923	17,786,998
JPMorgan Chase & Co.	165,193	21,526,300
PNC Financial Services Group, Inc. (The)	116,500	14,807,150
Truist Financial Corp.	245,446	8,369,708
U.S. Bancorp	618,035	22,280,162
Wells Fargo & Co.	678,021	25,344,425
Total		110,114,743
2	Variable Portfolio – Partners Core Equity Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.3%
Charles Schwab Corp. (The)	130,951	6,859,213
Goldman Sachs Group, Inc. (The)	28,443	9,303,990
Morgan Stanley	348,258	30,577,053
Raymond James Financial, Inc.	102,370	9,548,050
S&P Global, Inc.	96,021	33,105,160
Total		89,393,466
Consumer Finance 0.6%
American Express Co.	88,269	14,559,971
Financial Services 2.5%
MasterCard, Inc., Class A	87,167	31,677,360
Visa, Inc., Class A	157,657	35,545,347
Total		67,222,707
Insurance 2.8%
Allstate Corp. (The)	99,021	10,972,517
Chubb Ltd.	67,106	13,030,643
Hartford Financial Services Group, Inc. (The)	198,225	13,814,300
Progressive Corp. (The)	262,916	37,612,763
Total		75,430,223
Total Financials		356,721,110
Health Care 16.6%
Biotechnology 5.7%
AbbVie, Inc.	284,971	45,415,828
Biogen, Inc.(a)	83,475	23,208,554
Regeneron Pharmaceuticals, Inc.(a)	60,537	49,741,437
Vertex Pharmaceuticals, Inc.(a)	111,010	34,975,921
Total		153,341,740
Health Care Equipment & Supplies 0.9%
Boston Scientific Corp.(a)	241,010	12,057,730
STERIS PLC	60,613	11,594,055
Total		23,651,785
Health Care Providers & Services 5.0%
AmerisourceBergen Corp.	144,200	23,087,862
Elevance Health, Inc.	59,499	27,358,235
Molina Healthcare, Inc.(a)	45,400	12,144,046
UnitedHealth Group, Inc.	149,177	70,499,559
Total		133,089,702
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.6%
Agilent Technologies, Inc.	68,700	9,503,958
Danaher Corp.	79,727	20,094,393
Mettler-Toledo International, Inc.(a)	6,966	10,659,443
Thermo Fisher Scientific, Inc.	50,658	29,197,751
Total		69,455,545
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	481,177	33,350,378
Eli Lilly & Co.	33,560	11,525,175
Merck & Co., Inc.	190,800	20,299,212
Total		65,174,765
Total Health Care		444,713,537
Industrials 11.2%
Aerospace & Defense 1.4%
General Dynamics Corp.	58,400	13,327,464
Northrop Grumman Corp.	54,222	25,035,382
Total		38,362,846
Building Products 1.2%
Carrier Global Corp.	310,400	14,200,800
Trane Technologies PLC	96,778	17,805,217
Total		32,006,017
Electrical Equipment 2.5%
AMETEK, Inc.	106,011	15,406,579
Eaton Corp. PLC	159,855	27,389,556
Emerson Electric Co.	106,397	9,271,434
Hubbell, Inc.	55,700	13,552,367
Total		65,619,936
Ground Transportation 2.1%
CSX Corp.	570,022	17,066,459
Norfolk Southern Corp.	94,129	19,955,348
Old Dominion Freight Line, Inc.	24,363	8,303,885
Uber Technologies, Inc.(a)	359,355	11,391,553
Total		56,717,245

Variable Portfolio – Partners Core Equity Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.4%
Cummins, Inc.	66,424	15,867,365
Deere & Co.	68,600	28,323,568
Dover Corp.	68,379	10,389,505
IDEX Corp.	46,026	10,633,387
Total		65,213,825
Professional Services 1.6%
Booz Allen Hamilton Holding Corp.	140,758	13,046,859
Broadridge Financial Solutions, Inc.	84,780	12,426,204
Leidos Holdings, Inc.	70,066	6,450,276
Verisk Analytics, Inc.	62,195	11,932,733
Total		43,856,072
Total Industrials		301,775,941
Information Technology 24.9%
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd.	106,365	13,949,770
IT Services 0.6%
Accenture PLC, Class A	58,852	16,820,490
Semiconductors & Semiconductor Equipment 8.5%
Advanced Micro Devices, Inc.(a)	96,067	9,415,527
Analog Devices, Inc.	82,867	16,343,030
Applied Materials, Inc.	174,944	21,488,371
ASML Holding NV	6,956	4,735,019
Broadcom, Inc.	23,606	15,144,193
KLA Corp.	31,866	12,719,951
Micron Technology, Inc.	370,900	22,380,106
NVIDIA Corp.	171,745	47,705,609
NXP Semiconductors NV	211,547	39,448,227
Skyworks Solutions, Inc.	129,100	15,231,218
Teradyne, Inc.	68,322	7,345,298
Texas Instruments, Inc.	88,019	16,372,414
Total		228,328,963
Software 10.2%
Autodesk, Inc.(a)	87,200	18,151,552
Intuit, Inc.	38,132	17,000,389
Microsoft Corp.	766,113	220,870,378
Oracle Corp.	190,716	17,721,331
Total		273,743,650
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc.	827,441	136,445,021
Total Information Technology		669,287,894
Materials 2.3%
Chemicals 1.8%
Eastman Chemical Co.	138,274	11,662,029
Linde PLC	34,772	12,359,360
PPG Industries, Inc.	181,644	24,264,005
Total		48,285,394
Construction Materials 0.5%
Vulcan Materials Co.	74,444	12,771,613
Total Materials		61,057,007
Real Estate 1.7%
Industrial REITs 1.3%
Prologis, Inc.	266,932	33,305,106
Specialized REITs 0.4%
Public Storage	37,700	11,390,678
Total Real Estate		44,695,784
Utilities 3.4%
Electric Utilities 3.4%
Evergy, Inc.	74,413	4,548,123
NextEra Energy, Inc.	561,892	43,310,635
PG&E Corp.(a)	862,400	13,945,008
Southern Co. (The)	305,980	21,290,088
Xcel Energy, Inc.	103,128	6,954,952
Total		90,048,806
Total Utilities		90,048,806
Total Common Stocks (Cost $2,594,667,076)		2,678,778,047

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(b),(c)	6,963,755	6,962,362
Total Money Market Funds (Cost $6,962,362)		6,962,362
Total Investments in Securities (Cost: $2,601,629,438)		2,685,740,409
Other Assets & Liabilities, Net		(1,443,252)
Net Assets		2,684,297,157

4	Variable Portfolio – Partners Core Equity Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	3,500,730	138,594,662	(135,133,030)	—	6,962,362	998	154,585	6,963,755
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Core Equity Fund | First Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7053_12_B01_(05/23)